Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		13 Months Ended
	Jul. 03, 2019	Sep. 26, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jul. 19, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 1,274,999	$ 152,553
Common Stock, Shares Authorized			10,000,000,000			10,000,000,000			10,000,000,000
Common Stock, Shares, Outstanding			1,650,693,413			1,650,693,413			1,580,693,413
Number of Ordinary Shares Representing One American Depositary Share		100
Debt Issuance Costs, Current, Net			$ 61,275			$ 61,275
Class of Warrant or Right, Outstanding			0			0
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights Expired							376,585
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					22,575		22,575
Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		30,000,000
Sale of Stock, Price Per Share		$ 0.02
Proceeds from Issuance or Sale of Equity		$ 20,000,000
Sale of Stock, Number of Shares Issued in Transaction		25,000,000
Percentage Of VolumeWeighted Average Price Indicating Purchase Price		97.00%
Proceeds from Issuance of Private Placement						$ 500,000
Aspire Capital Fund LLC [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	70,000,000
Sale of Stock, Consideration Received on Transaction	$ 1,543,000
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Number of Shares to be Issued		150,000
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized			$ 923,000			$ 923,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 8 months 12 days
Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								10
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues			$ 410,000		$ 804,000	$ 352,000	$ 828,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period						183,083,207
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized						82,661,209
American Depositary Share [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share		$ 2.00
American Depositary Share [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	2,368,392
Sale of Stock, Price Per Share	$ 1.90
Proceeds from Issuance or Sale of Equity	$ 4,500,000
American Depositary Share [Member] | Aspire Capital Fund LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Issued for Services		$ 20,000,000
Sale of Stock, Price Per Share		$ 0.25
Sale of Stock, Description of Transaction		30% of the aggregate shares of the Company’s ADSs traded on its principal market on the next trading day (the “VWAP Purchase Date”), subject to a maximum number of 250,000 ADSs.